INCOME TAX (Details) - Schedule of Components of Income Tax Expense (Recovery) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current tax expense in respect of the current year
Deferred tax
Deferred tax expense (recovery) in the current year		[1]
Total income tax expense recognized in the current year

[1]	See Note 3. for information on the reclassification adjustment of December 31, 2019.